DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$ 2,599	$ 342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	55	18
Total derivative instruments	$ 2,654	$ 360